Supplement dated March 20, 2008

supplementing the Prospectus dated September 17, 2007

of

Hansberger International Series

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 954-522-5150

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

INTERNATIONAL VALUE FUND

Effective immediately, the sub-sections entitled “Performance Information”, “Calendar Year Total Returns” and “Average Annual Total Return” are amended and restated in their entirety as follows with regard to the International Value Fund:

Performance Information

The bar chart and the performance table below illustrate the variability of the International Value Fund’s returns. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund’s Institutional Class of shares from year to year.

Total Return

Best Quarter	Worst Quarter
19.58%	-20.50%
second quarter	third quarter
2003	1998

Average Annual Total Return

This table compares the Fund’s average annual total return for different calendar periods since the Fund’s inception to that of the MSCI All Country World Index (ACWI) Ex. U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns may exceed the return before taxes due to a tax benefit realized by the Fund.

	1 Year	5 Years*	10 Years*	Since Advisor Class Inception (9/13/05)*
Institutional Class:
Return Before Taxes	24.40%	16.15%	6.61%	—
Return After Taxes on Distributions	19.53%	15.06%	5.90%	—
Return After Taxes on Distributions and Sale of Fund Shares	21.24%	14.15%	5.63%	—
Advisor Class:
Return Before Taxes	24.23%*	—	—	25.09%
MSCI All Country World Index (ACWI) Ex. U.S.**†	27.16%	16.87%	8.59%	25.43	%††

*	During the periods indicated, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
**	MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stocks available to foreign (non-local) investors are included in the index.
†	Returns for the MSCI All Country World Index (ACWI) Ex. U.S. reflect no deductions for fees, expenses or taxes. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.
††	Index performance is not available coincident with the Class’ inception date; comparative performance is presented from the month end following the Class’ inception date.

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EMERGING MARKETS FUND

Effective immediately, the sections entitled “Performance Information”, “Calendar Year Total Returns” and “Average Annual Total Return” are amended and restated in their entirety as follows with regard to the Emerging Markets Fund:

Performance Information

The bar chart and the performance table below illustrate the variability of the Emerging Market Fund’s returns. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund’s Institutional Class of shares from year to year.

Total Return

Best Quarter	Worst Quarter
34.74%	-26.07%
second quarter	fourth quarter
1999	1997

Average Annual Total Return

This table compares the Fund’s average annual total return for different calendar periods since the Fund’s inception to that of the MSCI Emerging Markets Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

	1 Year*	5 Years*	10 Years*	Since Advisor Class Inception (9/13/05)*
Institutional Class:
Return Before Taxes	27.77%	25.20%	8.03%	—
Return After Taxes on Distributions	22.09%	22.15%	6.61%	—
Return After Taxes on Distributions and Sale of Fund Shares	25.64%	22.05%	6.83%	—
Advisor Class:
Return Before Taxes	27.56%	—	—	31.68%
MSCI Emerging Markets Index**†	32.59%	26.97%	9.40%	32.48	%††

*	During the periods indicated, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
**	MSCI Emerging Markets Index is a widely recognized index comprised of stocks traded in the developing markets of the world that are open to foreign investment.
†	Returns for the MSCI Emerging Markets Index reflect no deductions for fees, expenses or taxes. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.
††	Index performance is not available coincident with the Class’ inception date; comparative performance is presented from the month end following the Class’ inception date.

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INTERNATIONAL GROWTH FUND

Effective immediately, the sections entitled “Performance Information”, “Calendar Year Total Returns” and “Average Annual Total Return” are amended and restated in their entirety as follows with regard to the International Growth Fund:

Performance Information

The bar chart and the performance table below illustrate the variability of the International Growth Fund’s returns. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows changes in the total returns for the performance of the Fund’s Institutional Class of shares from year to year.

Total Return

Best Quarter	Worst Quarter
14.86%	-2.24%
fourth quarter	second quarter
2004	2004

Average Annual Total Return

This table compares the Fund’s average annual total return for different calendar periods since the Fund’s inception to that of the MSCI All Country World Index (ACWI) Ex. U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Institutional Class Inception (6/23/03)*	Since Advisor Class Inception (9/13/05)*
Institutional Class:
Return Before Taxes	23.27%	22.79%	—
Return After Taxes on Distributions	22.08%	22.08%	—
Return After Taxes on Distributions and Sale of Fund Shares	16.06%	19.77%	—
Advisor Class:
Return Before Taxes	22.98%*	—	22.35%
MSCI All Country World Index (ACWI) Ex. U.S.**†	27.16%	26.87%††	25.43	%††

*	During the periods indicated, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund. Without the waiver and/or reimbursement of these expenses, total returns would be lower.
**	MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stocks available to foreign (non-local) investors are included in the index.
†	Returns for the MSCI All Country World Index (ACWI) Ex. U.S. reflect no deductions for fees, expenses or taxes. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.
††	Index performance is not available coincident with the Class’ inception date; comparative performance is presented from the month end following the Class’ inception date.

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INTERNATIONAL CORE FUND

Effective immediately, the sections entitled “Performance Information”, “Calendar Year Total Returns” and “Average Annual Total Return” are amended and restated in their entirety as follows with regard to the International Core Fund:

Performance Information

The bar chart and the performance table below illustrate the variability of the International Core Fund’s returns. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

This bar chart shows the total return for the performance of the Fund’s Institutional Class of shares during the last calendar year.

Total Return

Best Quarter	Worst Quarter
9.82%	-0.83%
fourth quarter	second quarter
2006	2006

Average Annual Total Return

This table compares the Fund’s average annual total return for different calendar periods since the Fund’s inception to that of the MSCI All Country World Index (ACWI) Ex. U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

	1 Year*	Since Fund Inception (9/13/05)*
Institutional Class:
Return Before Taxes	24.23%	24.66%
Return After Taxes on Distributions	22.42%	23.26%
Return After Taxes on Distributions and Sale of Fund Shares	16.52%	20.52%
Advisor Class:
Return Before Taxes	23.95%	24.40%
MSCI All Country World Index (ACWI) Ex. U.S.**†	27.16%	25.43%††

*	During the periods indicated, the Adviser waived fees and/or reimbursed certain operating expenses of the Fund and reimbursed certain transaction fees (including for prior periods) that were owed to the Fund. Without the waiver and/or reimbursement of these expenses and transaction fees, total returns would be lower.
**	MSCI All Country World Index (ACWI) Ex. U.S. measures the return of the stock of companies domiciled outside the U.S. including stock from developed and developing countries. Only stocks available to foreign (non-local) investors are included in the index.
†	Returns for the MSCI All Country World Index (ACWI) Ex. U.S. reflect no deductions for fees, expenses or taxes. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commission or expenses. If an index had expenses, its performance would be lower.
††	Index performance is not available coincident with the Fund’s inception date; comparative performance is presented from the month end following the Fund’s inception date.

M-HNSP09